Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Variable Separate Account V

("Separate Account")

Supplement to:

Overture Viva!

Prospectus Dated May 1, 2007

Supplement Dated May 1, 2017

1.       Subaccount underlying portfolios available as variable investment options for your Policy are:

FUND NAME Portfolio Name – Subadviser(s)	INVESTMENT ADVISER Portfolio Type / Summary of Investment Objective
American Century Investments	American Century Investment Management, Inc.
American Century VP Income & Growth Fund, Class I	Capital growth; income is secondary.
American Century VP Value Fund, Class I	Long-term capital growth; income is secondary.
Calvert Variable Products, Inc.*	Calvert Research and Management
Calvert VP EAFE International Index Portfolio, Class I	Index: MSCI EAFE Index.
Calvert VP Nasdaq 100 Index Portfolio, Class I – Ameritas Investment Partners, Inc. ("AIP")**	Index: NASDAQ 100 Index.
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I – AIP**	Index: Russell 2000 Index.
Calvert VP S&P 500 Index Portfolio*** – AIP**	Index: S&P 500 Index.
Calvert VP S&P MidCap 400 Index Portfolio***, Class I – AIP**	Index: S&P MidCap 400 Index.
Fidelity® Variable Insurance Products	Fidelity Management & Research Company
Fidelity® VIP Asset Manager Portfolio, Initial Class (1,2,3)	Total return.
Fidelity® VIP Contrafund® Portfolio, Initial Class (2,3)	Long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio, Initial Class (2,3)	Index: S&P 500® Index. ***
Fidelity® VIP Government Money Market Portfolio, Initial Class (1,3)	Current income.
Fidelity® VIP Growth Portfolio, Initial Class (2,3)	Capital appreciation.
Fidelity® VIP High Income Portfolio, Initial Class (2,3)	Income and growth.
Fidelity® VIP Investment Grade Bond Portfolio, Initial Class (1,3)	Bond.
Fidelity® VIP Mid Cap Portfolio, Initial Class (2,3)	Long-term growth.
Subadvisers: (1) Fidelity Investments Money Management, Inc.; (2) FMR Co., Inc.; and (3) other investment advisers serve as sub-advisers for the fund.
Franklin Templeton Variable Insurance Products Trust	Franklin Advisers, Inc.
Franklin Income VIP Fund, Class 2	Income.
Ivy Variable Insurance Portfolios	Ivy Investment Management Company
Ivy VIP Balanced, Class II	Total return through a combination of capital appreciation and current income.
PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC
PIMCO Real Return Portfolio, Advisor Class	Seeks maximum real return.
Third Avenue Variable Series Trust	Third Avenue Management LLC
Third Avenue Value Portfolio	Long-term capital appreciation.

*	Prior to December 31, 2016, these funds, the funds' previous investment adviser, and the funds' previous underwriter were part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Ameritas Life. The funds are no longer affiliated with Ameritas, and the current investment adviser and the current underwriter are not affiliated with Ameritas.
**	Ameritas Investment Partners, Inc. is an indirect subsidiary of Ameritas.
***	"Standard & Poor's®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

IN 2137 5-17

2.       Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2016.

All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-745-1112.

IN 2137 5-17